Financial Instruments - Summary of Sensitivity Analysis of Foreign Exchange Rate (Detail) - Currency Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RMB [Member]
Disclosure Of Detailed Information About Sensitivity Analysis of Foreign Exchange Rate [Line Items]
Impact on loss for the year	$ 1,872	$ 659	$ 386
Australian Dollars ("AUD") [Member]
Disclosure Of Detailed Information About Sensitivity Analysis of Foreign Exchange Rate [Line Items]
Impact on loss for the year	$ 323	$ 26	$ (7)